Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

January 31, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N‑1A, filed on January 26, 2018 and effective January 31, 2018.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust